Note 7 - Rent Obligation	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
NOTE
7
– RENT OBLIGATION

The Company leases its principal office under a lease that can be cancelled after three
years with proper notice per the lease and an amortized schedule of adjustments that will be due to the landlord. The lease extends five
years and expires
January
2018.
In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was
$66,239
and
$66,345
for
2016
and
2015,
respectively.

The Company’s rent obligation for the next
three
years are as follows:

2017	$39,000
2018	$3,000